SUPPLEMENT DATED AUGUST 2, 2004 TO

                       PROSPECTUS DATED APRIL 30, 2004 FOR

            FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR
                         VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT III

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective August 31, 2004, the name of the GE Investments Funds, Inc. - Mid-Cap Value Equity Fund will be changed to GE Investments Funds, Inc. - Mid-Cap Equity Fund. Accordingly, all references in the prospectus to the "Mid-Cap Value Equity Fund" will be changed to "Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity
Fund)."

Please refer to the prospectus and any prospectus supplements for the GE Investments Funds, Inc. - Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity
Fund) for additional information.